Revenue (Details) - Schedule of disaggregated revenue - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue by Contract Type
Fixed price amount			$ 80,801	$ 68,487
Fixed price percentage			94.00%	94.00%
Time and materials amount			$ 5,145	$ 4,063
Time and materials percentage			6.00%	6.00%
Total	$ 18,236	$ 18,471	$ 85,946	$ 72,550
Total			100.00%	100.00%